Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings per share
Schedule of computation of basic and diluted earnings per share

		Year ended March 31,
	Note	2019	2020	2021	2021
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		291,124	470,717	508,247	77,573

Denominator:
Weighted average ordinary shares outstanding for basic net income per share		121,270,491	121,551,075	121,551,075	121,551,075
Dilutive effect of scrip dividend	(i)	151,091	—	—	—
Weighted average ordinary shares outstanding for diluted net income per share		121,421,582	121,551,075	121,551,075	121,551,075
Earnings per share
- Basic		2.40	3.87	4.18	0.64
- Diluted		2.40	3.87	4.18	0.64

Note:

(i)	During the year ended March 31, 2019, included in the diluted earnings per share computation was the potential dilutive ordinary shares of 151,091 represented shares issuable as scrip dividend.